Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 20.                        Related Party Transactions

In the normal course of business, the Bank has made loans to its directors and officers and their affiliates.  All loans and commitments made to such officers and directors and to companies in which they are officers or have significant ownership interest have been made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features.  The activity in such loans is as follows:

	2011	2010

Balance, beginning	$ 15,122	$ 16,443
Additions	4,752	3,238
Reductions	(5,395)	(4,559)
Balance, ending	$ 14,479	$ 15,122
Unused commitments	$ 665	$ 874

Deposits from related parties held by the Bank at December 31, 2011 and 2010 were $4,894 and $4,139, respectively.